UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22336

Investment Company Act File Number:

Stock Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Stock Portfolio

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 4.9%
Hexcel Corp.	67,571	$2,993,395
Raytheon Co.	92,115	12,539,615
United Technologies Corp.	130,542	13,263,067

		$28,796,077

Banks — 6.3%
First Republic Bank	47,894	$3,693,107
JPMorgan Chase & Co.	218,000	14,516,620
U.S. Bancorp	288,290	12,364,758
Wells Fargo & Co.	141,590	6,269,605

		$36,844,090

Beverages — 2.3%
PepsiCo, Inc.	122,710	$13,347,167

		$13,347,167

Biotechnology — 3.3%
Biogen, Inc.(1)	7,263	$2,273,537
Celgene Corp.(1)	24,208	2,530,462
Gilead Sciences, Inc.	141,804	11,219,532
Incyte Corp.(1)	16,181	1,525,707
Vertex Pharmaceuticals, Inc.(1)	21,768	1,898,387

		$19,447,625

Chemicals — 1.4%
Monsanto Co.	27,550	$2,815,610
RPM International, Inc.	101,989	5,478,849

		$8,294,459

Containers & Packaging — 1.5%
International Paper Co.	187,034	$8,973,891

		$8,973,891

Distributors — 1.0%
LKQ Corp.(1)	173,000	$6,134,580

		$6,134,580

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	59,385	$8,579,351

		$8,579,351

Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.	299,533	$15,569,725

		$15,569,725

Electric Utilities — 1.8%
NextEra Energy, Inc.	85,995	$10,518,908

		$10,518,908

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	81,917	$6,441,953

		$6,441,953

Equity Real Estate Investment Trusts (REITs) — 3.1%
Equity Residential	190,726	$12,269,404
Federal Realty Investment Trust	39,553	6,088,393

		$18,357,797

Security	Shares	Value
Food & Staples Retailing — 2.0%
Kroger Co. (The)	297,961	$8,843,482
Sprouts Farmers Market, Inc.(1)	141,150	2,914,748

		$11,758,230

Food Products — 2.7%
Blue Buffalo Pet Products, Inc.(1)	173,584	$4,124,356
Pinnacle Foods, Inc.	230,377	11,558,014

		$15,682,370

Health Care Equipment & Supplies — 2.2%
Zimmer Biomet Holdings, Inc.	97,375	$12,660,698

		$12,660,698

Health Care Providers & Services — 2.5%
Humana, Inc.	46,858	$8,288,712
McKesson Corp.	39,246	6,544,270

		$14,832,982

Household Durables — 2.6%
Helen of Troy, Ltd.(1)	33,328	$2,871,874
Newell Brands, Inc.	232,447	12,240,659

		$15,112,533

Industrial Conglomerates — 2.3%
General Electric Co.	462,263	$13,692,230

		$13,692,230

Insurance — 4.2%
American Financial Group, Inc.	155,952	$11,696,400
Chubb, Ltd.	105,759	13,288,618

		$24,985,018

Internet & Direct Marketing Retail — 2.3%
Amazon.com, Inc.(1)	16,258	$13,612,986

		$13,612,986

Internet Software & Services — 8.8%
Alphabet, Inc., Class C(1)	33,758	$26,239,756
eBay, Inc.(1)	213,785	7,033,527
Facebook, Inc., Class A(1)	95,334	12,228,492
GoDaddy, Inc., Class A(1)	187,400	6,470,922

		$51,972,697

IT Services — 2.1%
Convergys Corp.	79,649	$2,422,922
Genpact, Ltd.(1)	243,479	5,831,322
International Business Machines Corp.	27,409	4,353,920

		$12,608,164

Machinery — 1.1%
Fortive Corp.	128,971	$6,564,624

		$6,564,624

Media — 2.9%
Time Warner, Inc.	176,495	$14,050,767
Walt Disney Co. (The)	32,056	2,976,720

		$17,027,487

Multi-Utilities — 1.5%
Sempra Energy	82,203	$8,811,340

		$8,811,340

Multiline Retail — 0.8%
Macy’s, Inc.	123,000	$4,557,150

		$4,557,150

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.4%
Anadarko Petroleum Corp.	113,312	$7,179,448
Chevron Corp.	131,095	13,492,298
EOG Resources, Inc.	61,431	5,940,992
Occidental Petroleum Corp.	148,158	10,803,681

		$37,416,419

Pharmaceuticals — 6.6%
Allergan PLC(1)	26,560	$6,117,034
Eli Lilly & Co.	67,028	5,379,667
Johnson & Johnson	122,353	14,453,560
Pfizer, Inc.	299,000	10,127,130
Teva Pharmaceutical Industries, Ltd. ADR	55,471	2,552,221

		$38,629,612

Road & Rail — 1.3%
Norfolk Southern Corp.	79,770	$7,742,476

		$7,742,476

Semiconductors & Semiconductor Equipment — 3.9%
Broadcom, Ltd.	25,254	$4,356,820
Intel Corp.	367,996	13,891,849
Texas Instruments, Inc.	63,317	4,443,587

		$22,692,256

Software — 1.0%
Verint Systems, Inc.(1)	153,281	$5,767,964

		$5,767,964

Specialty Retail — 2.6%
Lowe’s Cos., Inc.	172,625	$12,465,251
Sally Beauty Holdings, Inc.(1)	108,866	2,795,679

		$15,260,930

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	266,376	$30,113,807

		$30,113,807

Tobacco — 2.8%
Philip Morris International, Inc.	103,234	$10,036,409
Reynolds American, Inc.	140,572	6,627,970

		$16,664,379

Total Common Stocks (identified cost $526,039,985)		$579,471,975

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(2)	$9,273	$9,273,094

Total Short-Term Investments (identified cost $9,273,094)		$9,273,094

Total Investments — 100.1% (identified cost $535,313,079)		$588,745,069

Other Assets, Less Liabilities — (0.1)%		$(830,967)

Net Assets — 100.0%		$587,914,102

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $37,814.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at September 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$536,237,389

Gross unrealized appreciation	$61,583,449
Gross unrealized depreciation	(9,075,769)

Net unrealized appreciation	$52,507,680

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$579,471,975	*	$—	$—	$579,471,975
Short-Term Investments	—		9,273,094	—	9,273,094
Total Investments	$579,471,975		$9,273,094	$—	$588,745,069

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Portfolio

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	November 21, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016